Emissions Liabilities - Summary of Changes in Emissions Rights Quantities (Detail)	12 Months Ended
Dec. 31, 2021 CO2
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning balance	(63,320)
Allocation at no cost	2,664,533
Additional allocation	348,658
Purchase	68,471
Surrender or shall be surrendered	(3,133,010)
Borrowing	60,977
Ending balance	(53,691)
Quantities allocated in 2019 [member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning balance	(2,343)
Allocation at no cost	815,927
Additional allocation	131,015
Surrender or shall be surrendered	(1,005,576)
Borrowing	60,977
Quantities allocated in 2020 [member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning balance	(60,977)
Allocation at no cost	814,842
Additional allocation	217,643
Purchase	68,471
Surrender or shall be surrendered	(1,039,979)
Quantities allocated in 2021 [member]
Disclosure of Changes in emissions rights quantities [Line Items]
Allocation at no cost	1,033,764
Surrender or shall be surrendered	(1,087,455)
Ending balance	(53,691)